SCHEDULE OF OPERATING LEASE (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Lease
Operating lease asset	$ 304,455	$ 318,114
Total lease asset	304,455	318,114
Operating lease liability – current portion	52,026	55,036
Operating lease liability – noncurrent portion	305,648	297,529
Total lease liability	$ 357,674	$ 352,565